Intangible assets - Schedule of Acquired Intangible Asset Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (17,625)	$ (14,783)
Intangible assets, net	30,665	8,089
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	44,565	19,262
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,725	$ 3,610